Accrued Expenses And Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2018	2019
	RMB	RMB	US$
Payable to online advertising platforms as agency	523,765	636,745	91,463
Accrued operating expenses	193,648	196,459	28,220
Salary and welfare payable	210,483	165,207	23,731
Accrued advertising, marketing and promotional expenses	288,290	105,695	15,182
Advance received in advertising agency services	53,159	113,988	16,373
Deferred revenue	85,068	93,821	13,477
Operating lease liabilities current portion	—	58,503	8,404
Other taxes payable	35,120	30,890	4,437
Accrued bandwidth and cloud service costs	20,960	6,581	945
Others	104,149	96,838	13,909
Total	1,514,642	1,504,728	216,141